Shareholder Report, Holdings (Details) - Capital Group Conservative Equity ETF - CGCV	May 31, 2026
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.23%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.82%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%